Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
22	Commitments and Contingencies

	2024	2023

Bond waiver fees*	Nil	4,300,000
Capital commitments within one year**	2,964,000	2,964,000
	2,964,000	7,264,000

*	As explained in Note 15, the Group is in technical breach of certain covenants under the Bond Terms and is in discussion with certain significant bondholders for a waiver and expects to incur waiver fees. Further it should be noted that these Breaches do not constitute payment defaults as the Group has always met the Coupon and Instalment payments as per the Bond Terms.

**	Capital commitments relate to construction project relating to interconnection of pipelines between the Group’s existing facilities and the Group’s project Phase III early preparation works in Fujairah.

Class Action Lawsuit

On February 5, 2024, a class action complaint was filed in the United States District Court for the Central District of California by Eric White against Brooge Energy Limited. The class action complaint contains substantial allegations concerning the materially false and misleading statements issued during the class period similar to those addressed in the Order Instituting Cease and Desist Proceedings, Pursuant to Section 8A of the Securities Act of 1933 and Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing Cease-And-Desist Orders entered by the United States Securities and Exchange Commission on December 22, 2023 In The Matter of Brooge Energy Limited. Since the filing of the first amended complaint, Neil Richardson and Stephen N. Cannon have been voluntarily dismissed, the district court granted Brooge’s motion to postpone the disposition of defendants’ motions to dismiss pending the plaintiff’s service of the remaining defendants, and counsel for Saleh Yammout accepted service of the first amended complaint on his behalf.

The exposure amount cannot be reliably assessed at this stage. Accordingly, no provisions have been made related to this lawsuit in these consolidated financial statements.